Property and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	Servers and computers	Office equipment, furniture and other	Leasehold improvements	Total
Cost
Balance at January 1, 2019	116,596	100,306	29,139	246,041
Additions	65,431	123,152	197,459	386,042
Disposals	(7,870)	(7,154)	(16,796)	(31,820)
Foreign currency translation difference	—	(820)	(71)	(891)

Balance at December 31, 2019	174,157	215,484	209,731	599,372

Depreciation
Balance at January 1, 2019	43,662	56,234	12,335	112,231
Depreciation for the year	28,507	38,429	18,477	85,413
Disposals	(7,646)	(6,770)	(13,163)	(27,579)
Foreign currency translation difference	—	(425)	(12)	(437)

Balance at December 31, 2019	64,523	87,468	17,637	169,628

Net book value

At December 31, 2019	109,634	128,016	192,094	429,744

(in thousands of Russian Roubles)

	Servers and computers	Office equipment, furniture and other	Leasehold improvements	Total
Cost
Balance at January 1, 2018	42,549	58,987	25,562	127,098
Additions	74,769	41,861	3,552	120,182
Disposals	(722)	—	—	(722)
Foreign currency translation difference	—	(542)	25	(517)

Balance at December 31, 2018	116,596	100,306	29,139	246,041

Depreciation
Balance at January 1, 2018	17,894	26,319	6,170	50,383
Depreciation for the year	26,490	29,915	6,159	62,564
Disposals	(722)	—	—	(722)
Foreign currency translation difference	—	—	6	6

Balance at December 31, 2018	43,662	56,234	12,335	112,231

Net book value

At December 31, 2018	72,934	44,072	16,804	133,810